Non-Cash Transactions - Non-cash Investing Activities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Noncash Investing Activities [Abstract]
Increase in property, plant and equipment	$ 35,613		$ 25,195	$ 23,164
Changes in other payables	(280)		(1,684)	1,002
Acquisition of property, plant and equipment	35,333	$ 1,274	23,511	24,166
Increase in investment properties	1		1,359	1
Trade-in investment properties from asset exchange transaction (Note 16)	0		(1,305)	0
Acquisition of investment properties	1	0	54	1
Increase in intangible assets	256		48,605	363
Changes in other assets	0		(1,000)	0
Acquisition of intangible assets	256	9	47,605	363
Disposal of property, plant and equipment	30		307	86
Gain (loss) on disposal of property, plant and equipment	(3)	0	1,428	(38)
Trade-in investment properties from asset exchange transaction (Note 16)	0		(1,305)	0
Changes in other payables	0		(80)	0
Changes in other current monetary assets	0		(31)	0
Proceeds from disposal of property, plant and equipment	27	1	319	48
Disposal of financial assets at fair value through other comprehensive income	2,705		568	0
Changes in other current monetary assets	271		(271)	0
Reclassified to investment accounted for using equity method	(64)		0	0
Proceeds from disposal of financial assets at fair value through other comprehensive income	$ 2,912	$ 105	$ 297	$ 0